Deferred Income Taxes and Other Current Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Prepaid expenses	¥ 8,923	¥ 8,601
Affiliated companies	565	664
Other	33	1,144
Total	598	1,808
Deferred income taxes	55,591	44,825
Other	92,556	89,044
Total	¥ 157,668	¥ 144,278